Shareholder Fees - FidelitySustainableLowDurationBondFund-RetailPRO	Oct. 30, 2023 USD ($)
FidelitySustainableLowDurationBondFund-RetailPRO | Fidelity Sustainable Low Duration Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none